Other Assets, Net (Tables)	6 Months Ended
Sep. 30, 2024
Other Assets, Net [Abstarct]
Schedule of Other Assets, Net	As of September 30, 2024 and March 31, 2024, other assets, net, consisted of the following:
	As of
	September 30,	March 31,
	2024	2024
Deposits	$79,723	$103,517
Prepayments	5,130,954	6,309,779
	5,210,677	6,413,296
Less: Allowance for expected credit losses	(762)	(990)
Other assets, net	5,209,915	6,412,306
Less: Amounts classified as non-current assets	(2,837,456)	(3,959,651)
Amounts classified as current assets	$2,372,459	$2,452,655

Schedule of Other Assets Movement of Allowance for Expected Credit Losses	The movement of allowance for expected credit losses is as follow:
	As of
	September 30,	March 31,
	2024	2024
Balance at beginning of the period/year	$990	$-
(Reversal of) Provision for expected credit losses	(233)	990
Exchange difference	5	-
Balance at end of the period/year	$762	$990